CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Non-Controlling Interest in Operating Subsidiaries	$ 1.8	$ 1.7